Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Investment properties	$ 44,159	$ 56,934
Equity accounted investments	22,846	21,244
Property, plant and equipment	5,285	6,982
Goodwill	799	1,181
Intangible assets	964	1,060
Other non-current assets	3,974	4,512
Loans and notes receivable	694	382
Total non-current assets	78,721	92,295
Current assets
Loans and notes receivable	179	154
Accounts receivable and other	2,230	1,968
Cash and cash equivalents	1,488	1,859
Total current assets	3,897	3,981
Assets held for sale	19,540	3,004
Total assets	102,158	99,280
Non-current liabilities
Debt obligations	28,144	35,354
Capital securities	582	621
Other non-current liabilities	962	1,268
Deferred tax liabilities	1,337	1,998
Total non-current liabilities	31,025	39,241
Current liabilities
Debt obligations	6,830	10,876
Capital securities	744	785
Accounts payable and other liabilities	4,995	5,499
Total current liabilities	12,569	17,160
Liabilities associated with assets held for sale	15,933	305
Total liabilities	59,527	56,706
Equity
Limited partners	8,670	8,322
General partner	3	3
Preferred equity	699	699
Non-controlling interests attributable to:
Redeemable/exchangeable and special limited partnership units	15,490	14,871
FV LTIP units of the Operating Partnership	9	10
Interests of others in operating subsidiaries and properties	17,760	18,669
Total equity	42,631	42,574
Total liabilities and equity	$ 102,158	$ 99,280